Summary of Movement in Provisions for Unearned Premiums (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure Of Movement In Provisions For Unearned Premiums [line items]
Earned premiums	$ 5,288	$ 5,027
Property liability and casualty insurance segment [member]
Disclosure Of Movement In Provisions For Unearned Premiums [line items]
Balance as at beginning of year	2,453	2,318
Written premiums	4,755	4,346
Earned premiums	(4,486)	(4,211)
Balance as at end of year	2,722	2,453
Gross amount arising from insurance contracts [member]
Disclosure Of Movement In Provisions For Unearned Premiums [line items]
Earned premiums	6,041	5,740
Gross amount arising from insurance contracts [member] | Property liability and casualty insurance segment [member]
Disclosure Of Movement In Provisions For Unearned Premiums [line items]
Balance as at beginning of year	2,484	2,343
Written premiums	4,936	4,517
Earned premiums	(4,669)	(4,376)
Balance as at end of year	2,751	2,484
Reinsurance ceded [member]
Disclosure Of Movement In Provisions For Unearned Premiums [line items]
Earned premiums	753	713
Reinsurance ceded [member] | Property liability and casualty insurance segment [member]
Disclosure Of Movement In Provisions For Unearned Premiums [line items]
Balance as at beginning of year	31	25
Written premiums	181	171
Earned premiums	(183)	(165)
Balance as at end of year	$ 29	$ 31